GOODWILL (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of goodwill [Abstract]
Disclosure of detailed information about goodwill
The carrying amount of goodwill acquired through business combinations has been allocated to a group of CGUs that combine to form a single operating segment, ATS Corporation, as follows:

As at	Note	2025	2024
Balance, at April 1		$1,228,600	$1,118,262
Acquisition of subsidiaries	5	85,458	112,201
Exchange and other adjustments (i)		80,518	(1,863)
Balance, at March 31		$1,394,576	$1,228,600